Employee Benefit Plan, Fully-Benefit Responsive Investment	12 Months Ended
Dec. 31, 2025
EBP 06-0383750-100 [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract
Note 3. Fully Benefit-Responsive Investment Contracts with Financial Institutions
The Plan’s stable value fund ("the Fund") available to Members as an investment option is a separately managed account, managed solely for the Plan, with a stable value fund investment strategy. Members who transfer money out of the Fund on or after January 1, 2021 cannot move that money into the Vanguard Federal Money Market Fund for 90 days. The investment contracts within the stable value fund meet the fully benefit-responsive investment contract criteria and, therefore, are reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by Members if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under the contract, plus earnings based on crediting rates, less Member withdrawals and less administrative expenses. The following represents the disaggregation of contract value between types of investment contracts held by the Plan:

Contract Issuer	Contract Number	Major Credit Ratings	As of 12/31/2025 Investments at Contract Value	As of 12/31/2024 Investments at Contract Value

Synthetic GIC Contracts:
Transamerica Premier Life	MDA01097TR	AA- / Aa2	$162,773	$172,315
American General Life	1646368	AA / Aa2	78,566	83,298
American General Life	1635582	AA+ / Aa1	64,030	65,278
RGA	RGA00058	AA- / Aa3	68,890	73,358
Prudential	GA62433	AA- / Aa3	133,246	142,311
Traditional GIC Contract:
New York Life	GA29021	AA- / Aa3	74,903	79,345
Total			$582,408	$615,905
The key difference between a synthetic guaranteed investment contract ("GIC") and a traditional GIC is that the Plan owns the underlying assets of the synthetic GIC. A synthetic GIC includes a wrapper contract, which is an agreement with the wrap issuer, such as a bank or insurance company, to make payments to the Plan in certain circumstances. The wrapper contract typically includes certain conditions and limitations on the underlying assets owned by the Plan. Synthetic and traditional GICs are designed to accrue interest based on crediting rates established by the contract issuers.
The synthetic GICs held by the Plan include wrapper contracts that provide a guarantee that the crediting rate with respect to the applicable underlying assets will not fall below 0%. Cash flow volatility (for example, timing of benefit payments) as well as asset underperformance can be passed through to the Plan through adjustments to future contract crediting rates. Formulas are provided in the contract that adjusts renewal crediting rates to recognize the difference between the fair value and the book value of the underlying assets. Crediting rates are reviewed quarterly for resetting.
The Plan also holds a traditional GIC that is a separate account. Under this contract, the underlying assets are maintained in segregated separate accounts of the insurance company and liabilities are supported by the assets held in the separate account and not available to satisfy general account liabilities. The contract issuer is contractually obligated to repay the principal and interest at a specific interest rate that is guaranteed to the Plan. The crediting rate is based on a formula established by the contract issuer but may not be less than 0%. The crediting rate is reviewed on a quarterly basis for resetting. The contract can be terminated at any time at market value.
The Plan’s ability to receive amounts due in accordance with the traditional and the synthetic GIC is dependent on the third-party issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments.
Certain events might limit the ability of the Plan to transact at contract value with the contract issuer. Examples of such events include the following:
1.The Plan’s failure to qualify under Section 401(a) of the Internal Revenue Code or the failure of the trust to     be tax-exempt under Section 501(a) of the Internal Revenue Code
2.Premature termination of the traditional GIC contract or the synthetic GIC contracts
3.Plan termination or merger
4.Changes to the Plan’s prohibition on competing investment options
5.Bankruptcy of the Plan Sponsor or other Plan Sponsor events (for example, divestitures or spinoffs of a subsidiary) that significantly affect the Plan’s normal operations.
The Plan Sponsor does not believe that any such events are probable of occurring that might limit the ability of the Plan to transact at contract value with the contract issuer or that would limit the ability of the Plan to transact at contract value with the Members.
In addition, certain events allow the issuer to terminate the GIC contracts with the Plan and settle at an amount different from contract value. Examples of such events include the following:
1.An uncured violation of the Plan’s investment guidelines
2.A breach of a material obligation under the contract by the Plan Sponsor
3.A material misrepresentation by the Plan Sponsor
4.A material amendment to the agreements without the consent of the issuer.